Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
17.	Provisions

Changes in provisions for the years ended December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	19,038	￦	101,312	￦	76,829	￦	197,179
Increase (Transfer)		3,842		2,827		41,550		48,219
Usage		(1,740)		(2,178)		(22,382)		(26,300)
Reversal		(2,834)		(1,723)		(11,467)		(16,024)
Change in scope of consolidation		—		(22)		(22)		(44)

Ending balance	￦	18,306	￦	100,216	￦	84,508	￦	203,030

Current		17,238		1,766		59,168		78,172
Non-current		1,068		98,450		25,340		124,858

	2018
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	18,306	￦	100,216	￦	84,508	￦	203,030
Increase (Transfer)		44,593		25,975		33,378		103,946
Usage		(3,002)		(3,181)		(11,780)		(17,963)
Reversal		(1,137)		(4,182)		(1,818)		(7,137)

Ending balance	￦	58,760	￦	118,828	￦	104,288	￦	281,876

Current		14,513		1,736		101,632		117,881
Non-current		44,247		117,092		2,656		163,995